Share-based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
(18)	Share-based Compensation

(a)	2012 Option

(i)	2012 Options G

On March 12, 2012, the Company granted options ("2012 Options G") to its directors and employees to purchase up to 92,845,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five-year service period from 2012 to 2016. The expiration date of the 2012 Options is March 12, 2022. The 2012 Options G had an exercise price of US$0.30 (RMB1.90) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share, except for the 3,200,000 options granted to the two independent directors which had an exercise price of US$0.31 (RMB1.98) and an intrinsic value of US$0.03(RMB0.17) per ordinary share. The exercise price for Option G was later modified to US$0.001 (RMB0.006) and the number of shares are reduced by half with no incremental cost as a result of such option modification. The fair value of the options was determined by using the Black-Scholes option pricing model.

For the years ended December 31, 2016, 2017 and 2018, share-based compensation expenses of RMB4,367, nil and nil were recognized in connection with the 2012 Options G, respectively. During the year ended December 31, 2018, 1,760,000 shares of 2012 Options G had been exercised. During the years ended December 31, 2016, 2017 and 2018, 10 shares, 400,000 shares and nil shares of 2012 Options G, respectively, were forfeited due to employee resignations. No share-based compensation expense related to the forfeited options was recognized.

(ii)	2012 Options H

On March 12, 2012, the Company granted options ("2012 Options H") to its entrepreneurial agents and captains (non-employees) to purchase 3,800,000 ordinary shares of the Company, of which 3,000,000 and 800,000 options were granted to agents and captains respectively. Pursuant to the option agreements entered into between the Company and the option grantees, 40% ("Option H1"), 40% ("Option H2") and 20% ("Option H3") of the 3,000,000 award options granted to agents shall vest in May 31, 2014, 2015 and 2016 of each year respectively; and 40% ("Option H4"), 40% ("Option H5") and 20% ("Option H6") of the 800,000 award options granted to captains shall vest in May 31, 2013, 2014 and 2015 of each year respectively. The expiration date of the 2012 Options H is March 12, 2022. The 2012 Options H had an exercise price of US$0.30 (RMB1.90), which was later modified to US$0.001 (RMB0.006) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model and revaluated every balance sheet date until the options was vested.

For the years ended December 31, 2016, 2017 and 2018, share-based compensation expenses of RMB570, nil and nil were recognized in connection with the 2012 Options H, respectively. By the year ended December 31, 2017, the remaining outstanding of 2012 Option H has been fully exercised. During the year ended December 31, 2018, nil of 2012 Options H had been exercised. During the years ended December 31, 2016, 2017 and 2018, 141,789 shares, nil share and nil share shares of 2012 Options H, respectively, were forfeited due to termination of agency contracts. No share-based compensation expense related to the forfeited options was recognized.

Prior to 2012 Option, the company granted options its employees under 2009 options and 2008 options (collectively the "Options"). The Options shall vest over a four-year period subject to the continuous employment of the option grantees and their key performance indicators ("KPI") results for the year 2009. The expiration date of the Options is March 31, 2015, which was later modified to December 31, 2017 with an incremental compensation cost of RMB6,700 charged for the period in which the modification occurred in December 2013. During the year ended December 31, 2018, nil shares and nil shares had been exercised for 2009 options and 2008 options respectively. No share-based compensation expense was recognized for the years ended December 31, 2016, 2017 and 2018.

For each of the three years ended December 31, 2016, 2017 and 2018, changes in the status of total outstanding options under 2012 Options, 2009 Options and 2008 Options, were as follows:

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2016	75,063,552	0.90	148,348
Exercised	(2,597,400)	0.45
Forfeited	(147,994)	0.01
Outstanding as of December 31, 2016	72,318,158	0.92	141,274
Exercised	(69,118,158)	0.96
Forfeited	(400,000)	0.01
Outstanding as of December 31, 2017	2,800,000	1.17	16,422
Exercised	(1,760,000)	0.01
Forfeited	—	—
Outstanding as of December 31, 2018	1,040,000	0.01	7,841
Exercisable as of December 31, 2018	1,040,000	0.01	7,841

As of December 31, 2018, all of the above options were fully vested.

The following table summarizes information about the Company's share option plans for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	—	—	—
Total intrinsic value of options exercised	6,406	270,419	16,884
Total fair value of share options vested	13,631	—	—

The following table summarizes information about the Company's stock option plans as of December 31, 2018:

	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable

2012 Options G	1,040,000	4.25	0.01	1,040,000

(b)	The 521 Plan

In substance recourse loans and option grants

As disclosed in note 8, the 521 Plan was designed to incentivize the Participants, 90% of the subscription price of the shares under the 521 Plan shall be settled by the Group through in-substance nonrecourse loans with interest at a rate of 8% to the Participants. While the remaining 10% is contributed by the Participants. The loan is repayable by the Participants upon the earlier of the expiry date of the 521 Plan, termination of employment or the agency contract or within five years.

Given the consideration received from the employee consists of an in-substance nonrecourse loans, the award is, accounted for as an option until the note is repaid. The underlying shares which are collaterals to the loans, the Group also has legal recourse to the Participants' personal assets until the loans and interests are paid in full. However, the Group considers these loans to be in-substance nonrecourse loans due to the uncertainty of the Group's ability to recover sufficient assets from the Participants to justify the recourse nature of the loan. In accordance of ASC 718, the rights and obligations embodied in a transfer of equity shares to Participants for loans that provides no recourse to other assets of the employee (that is, other than the shares) are substantially the same as those embodied in a grant of share options. Accordingly, the 521 Plan is accounted for as grant of share options. The principal and interest are included as part of the exercise price of the "option" (therefore, no interest income is recognized). Substantively, each share under the 521 Plan is an option to purchase a fixed number of share at a strike price per ADS equal to the subscription price (i.e., the exercise price) of US$27.38 per ADS increasing over time as interest accrues on the loan, offset by any dividends declared on the share. Further, because the shares sold on a nonrecourse basis are accounted for as options, the note and the shares are not recorded. Rather, compensation cost is recognized over any requisite service period, with an offsetting credit to additional paid-in capital ("APIC"). Periodic principal and interest payments, if any, are treated as deposits.

Refundable share right deposits are recorded as a liability until the note is paid off, at which time the deposit balance is transferred to APIC. Nonrefundable deposits are immediately recorded as a credit to APIC as payments are received.

Vesting conditions:

Vesting, Forfeiture, and Settlement Terms:

The Participants' rights to ownership benefits of the shares are subject to the Participants' achievement of service and performance vesting conditions. Each award agreement contains a condition for service from January 1, 2019 through December 31, 2023 (which coincides with loan maturity date) as well as individually determined performance conditions based on cumulative sales over the service period. Participants must achieve both the service and performance conditions to fully vest in the shares at the end of the loan maturity date, otherwise the share appreciation profits at the end of the vesting period, if any after principals and accrued interests of the loans are fully repaid to the Group, will be either fully retained or partially retained by the Group.

Under these vesting and profit distribution arrangements, the Group can be required to settle the option or similar instrument by transferring cash, representing a noncontingent cash settlement feature which requires the 521 awards to be liability classified.

The Company used the Black-Scholes valuation model in determining the fair value of 521 plan's ordinary shares granted, which requires the input of highly subjective assumptions, including the expected life of the stock option, stock price volatility, dividend rate and risk-free interest rate. The assumption used in determining the fair value of the 521 plan's ordinary shares on the grant date were as follows:

Assumptions	December 31, 2018

Expected dividend yield (Note i)	2.64%
Risk-free interest rate (Note ii)	2.51%
Expected volatility (Note iii)	55.5%
Expected life (Note iv)	5 years
Fair value per ordinary share on grant date	USD0.37

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Company based on its historical dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the 5-year US Government Bond yield as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

The expected life was the contractual life of the 521 plan.

As of December 31, 2018, the Group had reserved 280,000,000 ordinary shares available to be granted as share-based awards under the 521 Plan. The 521 Plan is generally scheduled to be vested over five years. 150,000,000 ordinary shares were granted on December 31, 2018 and the rest has been granted on January 10, 2019 subsequently. The Group estimate the forfeiture rate for both independent agents and employees will be nil and nil for 2018 respectively.

For the years ended December 31, 2018, changes in the status of total outstanding options under 521 Plan, was as follows:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (Years)	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2018	—	—	—	—
Granted	150,000,000	1.5	5.00	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding as of December 31, 2018	150,000,000	1.5	5.00	—

No share-based compensation expense related to the 521 plan was recognized for the year ended December 31, 2018. As the 521 plan was initially recognised as a liability award, the unrecognised share base compensation expense related to 521 plan is variable based on the change of the fair value at each reporting date. Compensation cost for each period until settlement shall be based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered at the reporting date) in the fair value of the instrument for each reporting period. As of December 31, 2018, there was RMB7,368 unrecognized share-based compensation expense related to unvested share options granted to the 521 plan's participants.